Basis of preparation and significant accounting policies (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
– profit for the year		$ 11,879	$ 3,446	$ 15,096
Other comprehensive income		(9,383)	8,398	13,949
Total assets		2,521,771	2,374,986	2,409,656
Common equity tier one capital		126,144	116,552
HSBC Holdings
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
– profit for the year		5,539	6,595	4,853
Other comprehensive income		881	968	$ 57
Total assets		$ 191,734	$ 180,798
Effect of IFRS9 | IFRS 9, Financial Instruments
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
– profit for the year	$ 2,024
Basic and diluted earnings (loss) per share (in dollars per share)	$ 0.10
Other comprehensive income	$ 2,024
Scenario Forecast | IFRS 9
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total assets					$ (1,000)
Common equity tier one capital, regulatory transitional arrangements					1,200
Common equity tier one capital					200
Scenario Forecast | IFRS 9 | HSBC Holdings
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total assets					(900)
Scenario Forecast | IFRS 9, Classification And Measurement Changes
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total assets					900
Scenario Forecast | IFRS 9, Impairment
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total assets					2,200
Scenario Forecast | IFRS 9, Deferred Tax
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Total assets					$ 300